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                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)


                        Supplement dated August 31, 2005
         to the Statement of Additional Information dated July 29, 2005

The following information supersedes and replaces in its entirety the third paragraph under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreement and Summary of Independent Written Fee Evaluation" in the Statement of Additional Information:

     "One of the responsibilities of the Senior Officer of the Portfolio, who is independent of AIM and AIM's affiliates, is to manage the process by which the Portfolio's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation."

In addition, all references to "Senior Vice President" or "independent Senior Vice President" in the Statement of Additional Information under the heading "MANAGEMENT OF THE TRUST -- MANAGEMENT INFORMATION -- Approval of Investment Advisory Agreement and Summary of Independent Written Fee Evaluation" are superseded and replaced with "Senior Officer."